Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Short-term Investments.
Structured deposits	¥ 2,000	¥ 330,754
Wealth management products	536,816	1,439,068
Total	538,816	1,769,822		$ 73,817
Investment income	¥ 60,500	¥ 41,700	¥ 70,400